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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07398
Invesco Van Kampen Pennsylvania Value Municipal Income Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Van Kampen Pennsylvania Value
Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-PAVMI-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 162.7%
	Pennsylvania 153.1%
$3,000	Allegheny Cnty, PA Arpt Auth Rev Pittsburgh Intl Arpt Rfdg (NATL Insd) (AMT)	5.750%	01/01/18	$3,016,440
2,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Carnegie Mellon Univ (a)	5.125	03/01/32	2,008,300
2,750	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Carnegie Mellon Univ (a)	5.250	03/01/32	2,765,675
1,165	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Duquesne Univ	5.000	03/01/21	1,261,940
1,000	Allegheny Cnty, PA Higher Ed Bldg Auth Univ Rev Robert Morris Univ, Ser A	6.000	10/15/38	1,014,770
1,360	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys, Ser A (NATL Insd) (Prerefunded @ 11/15/10)	6.500	11/15/30	1,411,626
2,250	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.375	11/15/40	1,682,887
735	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.000	04/01/25	669,592
3,145	Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly Gen Hosp Proj, Ser A	5.125	04/01/35	2,695,642
2,750	Allegheny Cnty, PA Hosp Dev Auth Rev Univ Pittsburgh Med	5.625	08/15/39	2,837,395
1,215	Allegheny Cnty, PA Indl Dev Auth Charter Sch Rev Propel Charter Mckeesport, Ser B (b)	6.375	08/15/35	1,213,445
2,000	Allegheny Cnty, PA Indl Dev Auth Lease Rev Cargo Fac Afco Cargo PIT LLC (AMT)	6.625	09/01/24	1,770,700

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,130	Allegheny Cnty, PA Indl Dev Auth Lease Rev Residential Res Inc Proj	5.125%	09/01/31	$1,048,188
3,000	Allegheny Cnty, PA Port Auth Spl Rev Trans (NATL Insd)	5.000	03/01/29	3,032,220
1,060	Allegheny Cnty, PA Redev Auth Tax Increment Rev Robinson Mall Proj, Ser A	7.000	11/01/17	1,064,526
395	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser II-1 (GNMA Collateralized) (AMT)	5.800	05/01/21	396,363
615	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser II-2 (GNMA Collateralized) (AMT)	5.800	11/01/20	617,263
2,855	Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family, Ser KK-2 (GNMA Collateralized) (AMT)	5.750	05/01/33	2,884,578
460	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.500	12/01/30	465,916
1,000	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.750	12/01/13	1,019,080
2,220	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd) (Prerefunded @ 12/01/10)	5.750	12/01/17	2,277,875
1,830	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd) (Prerefunded @ 12/01/10)	5.750	12/01/18	1,877,708
1,000	Allegheny Cnty, PA, Ser C 61 (AGL Insd)	5.000	12/01/33	1,050,690
4,935	Beaver Cnty, PA Nts (AGM Insd)	5.550	11/15/31	5,345,543

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,475	Berks Cnty, PA Indl Dev Auth First Mtg Rev Rfdg One Douglassville Proj A (AMT)	6.125%	11/01/34	$1,231,168
1,800	Berks Cnty, PA Muni Auth Albright College Proj	5.500	10/01/17	1,775,772
1,695	Berks Cnty, PA Muni Auth Albright College Proj Rfdg, Ser A	5.500	10/01/16	1,697,983
3,000	Bethlehem, PA Area Sch Dist (AGM Insd)	5.250	01/15/25	3,263,280
1,000	Bradford Cnty, PA Indl Dev Auth Solid Waste Disp Rev Intl Paper Rfdg, Ser B (AMT)	5.200	12/01/19	1,012,000
2,000	Bucks Cnty, PA Indl Dev Auth Retirement Cmnty Fac Rev Ann’s Choice Inc, Ser A	6.250	01/01/35	1,906,220
1,200	Bucks Cnty, PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.750	01/01/37	995,544
2,185	Centre Cnty, PA Hosp Auth Rev Hosp Mt Nittany Med Ctr Proj (AGL Insd)	6.125	11/15/39	2,283,915
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/19	1,009,240
1,000	Chartiers Vly, PA Indl & Coml Dev Auth First Mtg Rev Asbury Hlth Ctr Rfdg	6.375	12/01/24	1,005,410
2,650	Coatesville, PA Sch Dist (AGM Insd)	5.000	08/15/30	2,826,675
1,775	Commonwealth Fin Auth PA Rev Ser B	5.000	06/01/23	1,944,850

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Connellsville, PA Area Sch Dist Nts, Ser B (AGM Insd)	5.000%	11/15/37	$1,016,600
1,200	Cumberland Cnty, PA Muni Auth College Rev Aicup Fin Pg Dickinson College, Ser HH1	5.000	11/01/39	1,192,608
2,000	Cumberland Cnty, PA Muni Auth Messiah Village Proj, Ser A	6.000	07/01/35	1,877,280
2,000	Cumberland Cnty, PA Muni Auth Rev Diakon Lutheran Ministries Proj	5.000	01/01/27	1,853,900
2,000	Daniel Boone, PA Area Sch Dist	5.000	08/15/32	2,097,060
5,475	Dauphin Cnty, PA Gen Auth Hlth Sys Rev Pinnacle Hlth Sys Proj, Ser A	5.750	06/01/20	6,087,160
3,970	Dauphin Cnty, PA Gen Auth Hosp Rev Hapsco West PA Hosp Proj B Rfdg (NATL Insd) (c)	6.250	07/01/16	4,575,822
1,000	Deer Lakes Sch Dist PA (AGL Insd)	5.375	04/01/34	1,070,330
360	Delaware Cnty, PA Auth College Cabrini College (Radian Insd)	5.750	07/01/23	360,263
1,500	Delaware Cnty, PA Auth College Neumann College	6.250	10/01/38	1,596,435
2,295	Delaware Cnty, PA Auth College Neumann College Rfdg	5.875	10/01/21	2,328,300
2,000	Delaware Cnty, PA Auth College Neumann College Rfdg	6.000	10/01/31	2,016,180
3,000	Delaware Cnty, PA Auth College Rev Haverford College	5.000	11/15/40	3,187,140

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,750	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser A (NATL Insd) (AMT)	5.000%	11/01/37	$2,761,770
6,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser B (NATL Insd) (AMT)	5.000	11/01/36	6,028,440
3,000	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac Aqua PA Inc Proj, Ser C (NATL Insd) (AMT)	5.000	02/01/35	3,016,200
1,750	Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac (NATL Insd) (AMT)	6.000	06/01/29	1,751,732
2,500	Delaware Cnty, PA Indl Dev Auth Wtr Fac PA Subn Wtr (AMBAC Insd) (AMT)	5.350	10/01/31	2,528,600
2,000	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/40	2,033,740
8,000	Delaware Vly, PA Regl Fin Auth Loc Govt Rev (b)	5.750	07/01/17	8,941,120
5,000	Delaware Vly, PA Regl Fin Auth Loc Govt Rev (b)	5.750	07/01/32	5,502,750
2,000	Exeter Twp, PA Sch Dist (NATL Insd)	5.000	05/15/25	2,129,060
1,000	Fayette Cnty, PA (AMBAC Insd) (Prerefunded @ 11/15/10)	5.625	11/15/28	1,015,820
2,000	Fulton Cnty, PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Proj	5.900	07/01/40	1,773,280
1,000	Harrisburg, PA Auth Wtr Rev Rfdg	5.250	07/15/31	999,970

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$6,575	Harrisburg, PA Auth Wtr Rev Rfdg (AGM Insd)	5.000%	07/15/21	$6,707,881
2,740	Lancaster Cnty, PA Hosp Auth Rev Brethren Vlg Proj, Ser A	6.500	07/01/40	2,697,201
1,000	Lebanon Cnty, PA Hlth Fac Pleasant View Auth Hlth Ctr Rev Retirement, Ser A	5.125	12/15/20	910,700
1,510	Lehigh Cnty, PA Gen Purp Auth Cedar Crest College Rfdg (Radian Insd)	5.000	04/01/26	1,389,547
1,000	Lehigh Cnty, PA Gen Purp Hosp Rev Lehigh Vly Hlth, Ser B (AGM Insd)	5.000	07/01/35	1,012,160
1,240	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/20	1,249,226
1,360	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/22	1,349,446
675	Lehigh Northampton, PA Arpt Lehigh Vly Arpt Sys Rfdg, Ser A (NATL Insd) (AMT)	5.000	01/01/23	659,117
2,500	Luzerne Cnty, PA, Ser B (AGM Insd)	5.000	12/15/27	2,613,200
5,650	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.350	07/01/26	5,655,989
5,000	Lycoming Cnty, PA Auth College Rev PA College of Technology (AMBAC Insd)	5.375	07/01/30	5,000,850
2,750	Lycoming Cnty, PA Auth Hlth Sys Rev Susquehanna Hlth Sys Proj, Ser A	5.750	07/01/39	2,811,435

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$5,000	Mercer Cnty, PA Indl Dev Auth Wtr Fac Sub Corp (NATL Insd) (AMT)	6.000%	07/01/30	$5,002,400
1,000	Mercer Cnty, PA (NATL Insd)	5.500	10/01/15	1,055,820
1,000	Mifflin Cnty, PA Hosp Auth Rev (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/25	1,034,890
2,500	Mifflin Cnty, PA Hosp Auth Rev (Radian Insd) (Prerefunded @ 1/01/11)	6.200	07/01/30	2,587,225
3,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr	5.250	01/01/43	2,976,750
3,000	Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr (Prerefunded @ 1/01/14)	6.000	01/01/43	3,516,810
4,500	Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev Abington Mem Hosp, Ser A	5.125	06/01/32	4,506,165
3,800	Montgomery Cnty, PA Higher Ed & Hlth Auth Rev Hlthcare Holy Redeemer Hlth, Ser A (AMBAC Insd)	5.250	10/01/17	3,800,912
5,000	Montgomery Cnty, PA Indl Dev Auth Retirement Cmnty Rev, Ser A	4.500	11/15/36	4,070,400
1,500	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Cmnty Proj	7.000	02/01/36	1,331,955
3,000	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	2,442,480
1,500	Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp, Ser A	5.625	07/01/32	1,509,255

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Proj, Ser C (d)	4.500%	08/15/32	$1,025,940
2,000	Northampton Cnty, PA Gen Purp Auth Hosp Rev Saint Lukes Hosp Proj, Ser A	5.500	08/15/35	2,023,260
4,000	Northampton Cnty, PA Gen Purp Auth Rev Higher Ed Lehigh Univ	5.500	11/15/33	4,391,040
1,000	Northeastern York, PA Sch Dist, Ser B (NATL Insd)	5.000	04/01/30	1,044,580
2,000	Northeastern York, PA Sch Dist, Ser B (NATL Insd)	5.000	04/01/31	2,082,080
16,695	Owen J. Roberts Sch Dist PA Nts (AGM Insd) (a)	5.000	05/15/35	17,348,108
1,500	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	1,550,040
4,220	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Var Allegheny Energy Supply Co	7.000	07/15/39	4,745,474
800	Pennsylvania Econ Dev Fin Auth Res Recovery Rev Colver Proj Rfdg, Ser G (AMT)	5.125	12/01/15	775,632
2,000	Pennsylvania Econ Dev Fin Auth Sew Sludge Disp Rev Philadelphia Bio Solids Fac	6.250	01/01/32	2,116,560
3,465	Pennsylvania Econ Dev Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser A (AMT)	5.100	10/01/27	3,467,841

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,000	Pennsylvania Econ Auth Sew Sludge Disp Rev Dev Fin Philadelphia Bio Solids Fac	5.500%	01/01/18	$1,072,220
360	Pennsylvania Hsg Fin Agy, Ser 100A (AMT)	5.100	10/01/22	369,590
175	Pennsylvania Hsg Fin Agy Single Family Mtg, Ser 66-A (AMT)	5.650	04/01/29	179,135
12,135	Pennsylvania Intergvtl Coop Auth Spl Tax Rev Philadelphia Fdg Pgm Rfdg (a)	5.000	06/15/21	13,877,222
3,000	Pennsylvania St First	5.000	10/01/23	3,372,180
1,000	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.000	07/01/28	886,040
1,500	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.000	07/01/33	1,261,890
1,500	Pennsylvania St Higher Ed Fac Auth Rev Clarion Univ Fndtn Inc, Ser A (Syncora Gtd)	5.250	07/01/18	1,522,815
3,000	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/16	3,218,100
4,000	Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ	5.500	05/01/17	4,290,800
1,000	Pennsylvania St Higher Ed Fac Auth Rev Edinboro Univ Fndtn	6.000	07/01/43	1,014,120
1,000	Pennsylvania St Higher Ed Fac Auth Rev Geneva College Proj (Prerefunded @ 4/01/12)	6.125	04/01/22	1,094,710
4,000	Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ	5.500	05/01/34	4,013,800

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$3,000	Pennsylvania St Higher Ed Fac Auth Rev Messiah College, Ser AA-3 (Radian Insd)	5.500%	11/01/22	$3,064,110
1,540	Pennsylvania St Higher Ed Fac Auth Rev Thomas Jefferson Univ	5.375	01/01/25	1,588,679
15,925	Pennsylvania St Higher Ed Fac Auth Rev Trustees Univ PA, Ser C (a)	5.000	07/15/38	16,450,047
2,320	Pennsylvania St Higher Ed Fac Auth Rev Univ Sciences Philadelphia, Ser A (Syncora Gtd)	5.000	11/01/36	2,365,495
3,600	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (AGM Insd)	5.000	08/01/29	3,619,188
5,050	Pennsylvania St Higher Ed Fac Auth Rev UPMC Hlth Sys, Ser A (Prerefunded @ 1/15/11)	6.000	01/15/31	5,233,820
1,750	Pennsylvania St Tpk Commn Tpk Rev Cap Apprec Motor License Spl, Ser A-2 (e)	0.000/5.500	12/01/34	1,334,480
1,000	Pennsylvania St Tpk Commn Tpk Rev Spl Motor License Fd, Ser A1	5.000	12/01/38	1,042,750
1,200	Pennsylvania St Tpk Commn Tpk Rev, Ser A (AMBAC Insd)	5.250	12/01/21	1,327,896
12,995	Pennsylvania St Tpk Commn Tpk Rev, Ser A1 (AGL Insd) (a)	5.000	06/01/38	13,363,148
720	Pennsylvania St Tpk Commn Tpk Rev Cap Apprec Sub, Ser E (e)	0.000/6.375	12/01/38	519,530
5,840	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser C (AGM Insd) (e)	0.000/6.250	06/01/33	4,545,330

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,000	Pennsylvania St Univ (a)	5.000%	09/01/29	$2,151,340
4,000	Pennsylvania St Univ (a)	5.000	09/01/35	4,223,760
1,250	Philadelphia, PA Arpt Rev, Ser A (NATL Insd) (AMT)	5.000	06/15/23	1,270,513
2,000	Philadelphia, PA Auth for Indl Dev Rev Coml Dev (AMT)	7.750	12/01/17	2,002,460
2,500	Philadelphia, PA Auth For Indl Dev Rev First Philadelphia Charter, Ser A	5.850	08/15/37	2,336,325
1,660	Philadelphia, PA Auth For Indl Dev Rev Mast Charter Sch	6.000	08/01/35	1,684,933
2,610	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/21	2,571,111
3,230	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/26	3,016,820
1,000	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/31	904,240
6,700	Philadelphia, PA Auth For Indl Dev Rev Please Touch Museum Proj	5.250	09/01/36	5,881,796
2,815	Philadelphia, PA Auth For Indl Dev Rev, Ser A	5.500	09/15/37	2,503,774
4,005	Philadelphia, PA Auth Indl Dev Amern College of Physicians	5.500	06/15/27	4,008,645
2,250	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	2,291,873

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,500	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.250%	07/01/28	$2,499,875
6,000	Philadelphia, PA Auth Indl, Ser B (AGM Insd) (Prerefunded @ 10/01/11)	5.500	10/01/17	6,423,360
3,280	Philadelphia, PA Gas Wks Rev 12th, Ser B (NATL Insd) (c)	7.000	05/15/20	4,078,942
2,650	Philadelphia, PA Hosp & Higher Ed Fac Auth Rev Chester/Philadelphia Jhs, Ser B	5.000	05/15/40	2,659,991
1,645	Philadelphia, PA Proj Auth Rev, Ser A (AMBAC Insd)	5.250	02/15/29	1,645,592
1,905	Philadelphia, PA Redev Auth Rev Neighborhood Trans, Ser A (NATL Insd)	5.500	04/15/16	2,011,490
1,500	Philadelphia, PA Rfdg, Ser A (AGL Insd)	5.500	08/01/24	1,678,320
3,500	Philadelphia, PA Rfdg, Ser A (AGM Insd)	5.250	12/15/25	3,766,000
2,500	Philadelphia, PA Sch Dist, Ser E (BHAC Insd)	5.125	09/01/23	2,766,625
1,040	Philadelphia PA Ser B (AGL Insd)	7.125	07/15/38	1,180,982
1,500	Philadelphia, PA Wtr & Wastewtr Rev, Ser A	5.250	01/01/36	1,566,840
2,750	Philadelphia, PA Wtr & Wastewtr Rev, Ser C (b) (AGM Insd)	5.000	08/01/35	2,818,558
500	Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel Room (AMBAC Insd)	5.125	02/01/35	451,915

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$16,000	Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax (AMBAC Insd)	5.000%	02/01/24	$15,999,840
4,990	Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset Dist Sales Tax (AMBAC Insd)	5.000	02/01/29	4,792,097
2,215	Pittsburgh, PA Pub Pkg Auth Rev Rfdg, Ser A (NATL Insd)	5.000	12/01/25	2,305,793
5,140	Pittsburgh, PA, Ser A (AMBAC Insd)	5.500	09/01/17	5,298,466
3,000	Pittsburgh, PA, Ser A (AMBAC Insd) (Prerefunded @ 3/01/12)	5.500	09/01/17	3,243,060
1,455	Pittsburgh, PA Urban Redev Auth Mtg Rev, Ser C (GNMA Collateralized) (AMT)	5.700	04/01/30	1,455,800
2,000	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D (AGM Insd)	5.000	09/01/24	2,155,140
3,000	Pittsburgh, PA Wtr & Swr Auth Wtr & Swr Sys Rev 1st Lien, Ser D (AGM Insd)	5.000	09/01/25	3,211,830
1,500	Radnor Twp, PA Sch Dist, Ser B (AGM Insd)	5.000	02/15/28	1,592,820
900	Southcentral, PA Gen Auth Rev Wellspan (NATL Insd)	5.375	05/15/28	944,766
4,100	Southcentral, PA Gen Auth Rev Wellspan (NATL Insd) (Prerefunded @ 5/15/11)	5.375	05/15/28	4,308,854
2,500	State Pub Sch Bldg Auth PA Sch Rev Harrisburg Sch Dist Proj, Ser A (AGL Insd)	5.000	11/15/33	2,613,800

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$2,360	State Pub Sch Bldg Auth PA Sch Rev Jefferson Cnty Dubois Tech Sch (NATL Insd)	5.375%	02/01/23	$2,537,543
2,140	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/21	2,162,834
5,205	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.375	01/01/23	5,221,708
2,545	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser A (AMBAC Insd) (AMT)	5.500	01/01/18	2,607,912
5,500	Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev, Ser D	5.375	01/01/18	5,085,410
1,950	Swarthmore Boro Auth PA College	5.250	09/15/18	2,121,503
2,850	Trinity Area Sch Dist PA (NATL Insd)	5.250	11/01/20	3,138,791
1,820	Twin Vly, PA Sch Dist (AGM Insd) (Prerefunded @ 10/01/15)	5.250	04/01/26	2,181,288
1,000	Union Cnty, PA Higher Ed Fac Auth Bucknell Univ, Ser A	5.250	04/01/19	1,102,870
2,300	Union Cnty, PA Hosp Auth Hosp Rev Evangelical Cmnty Hosp (Radian Insd)	5.250	08/01/24	2,239,970
1,285	Unity Twp, PA Muni Auth Swr Rev (AGM Insd)	5.000	12/01/24	1,355,084
10,000	Univ Pittsburgh of The Comwlth Sys of Higher Ed PA Univ Cap Proj Rmkt, Ser A (a)(f)	5.250	09/15/30	11,064,200
10,000	Univ Pittsburgh of The Comwlth Sys of Higher Ed PA Univ Cap Proj Rmkt Rfdg, Ser B (a)	5.250	09/15/34	10,919,400

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$1,500	Washington Cnty, PA Indl Dev Auth College Rev Washington Jefferson College	5.250%	11/01/30	$1,571,610
5,025	Washington Cnty, PA, Ser A (AMBAC Insd)	5.125	09/01/27	5,102,687
825	Washington Cnty, PA, Ser A (AMBAC Insd) (Prerefunded @ 9/01/12)	5.125	09/01/27	906,403
1,500	West Mifflin, PA Area Sch Dist (AGM Insd)	5.125	04/01/31	1,589,700
500	West Mifflin, PA Area Sch Dist (AGM Insd)	5.500	04/01/24	569,160
4,000	West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj	6.250	01/01/32	4,022,320
1,550	Westmoreland Cnty, PA Indl Dev Auth Rev Retirement Cmnty Redstone, Ser A	5.750	01/01/26	1,432,076

				512,462,258

	Guam 2.1%
2,700	Guam Econ Dev & Comm Auth Tob Settlement	5.625	06/01/47	2,263,491
1,250	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.625	12/01/29	1,288,338
500	Guam Govt Ltd Oblig Rev Sect 30, Ser A	5.750	12/01/34	515,060
1,585	Guam Intl Arpt Auth Gen, Ser B (NATL Insd)	5.250	10/01/21	1,634,151
1,285	Guam Pwr Auth Rev, Ser A	5.500	10/01/40	1,274,977

				6,976,017

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico 5.0%
$1,930	Puerto Rico Comwlth Infrastructure Fin Auth Spl Tax Rev Rfdg, Ser C (AMBAC Insd)	5.500%	07/01/27	$2,044,893
1,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser TT	5.000	07/01/37	983,250
2,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.000	07/01/28	2,020,100
1,500	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.250	07/01/33	1,515,900
1,000	Puerto Rico Elec Pwr Auth Pwr Rev, Ser WW	5.500	07/01/21	1,092,410
5,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Cap Apprec, Ser A	*	08/01/34	1,096,850
2,260	Puerto Rico Sales Tax Fin Corp Sales Tax Rev Conv Cap Apprec, Ser A (e)	0.000/6.250	08/01/33	1,494,967
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (d) (Prerefunded @ 8/01/11)	5.000	08/01/39	2,619,500
1,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375	08/01/39	1,522,290
2,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	2,512,550

				16,902,710

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	U.S. Virgin Islands 2.5%
$1,500	University VI Impt, Ser A	5.375%	06/01/34	$1,496,880
1,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A	6.375	10/01/19	1,014,080
3,000	Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln Nt, Ser A (ACA Insd) (Prerefunded @ 10/01/10)	6.125	10/01/29	3,059,640
2,425	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago, Ser A	6.625	10/01/29	2,732,707

				8,303,307

Total Long-Term Investments 162.7% (Cost $532,566,398)				544,644,292

Total Short-Term Investments 1.9% (Cost $6,375,000)				6,375,000

Total Investments 164.6% (Cost $538,941,398)				551,019,292

Liability for Floating Rate Note Obligations Related to Securities Held (17.1%) (Cost ($57,105,000))
(57,105)	Notes with interest rates ranging from 0.28% to 0.38% at July 31, 2010 and contractual maturities of collateral ranging from 2021 to 2038 (g)			(57,105,000)

Total Net Investments 147.5% (Cost $481,836,398)				493,914,292
Other Liabilities in Excess of Assets (1.5%)				(5,066,497)
Preferred Shares (including accrued distributions) (46.0%)				(154,016,176)

Net Assets Applicable to Common Shares 100.0%				$334,831,619

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Security purchased on a when-issued or delayed delivery basis.

(c)	Escrowed to Maturity

(d)	Variable Rate Coupon

(e)	Security is a “step up” bond where the coupon increases or steps up at a predetermined rate.

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

(f)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $6,665,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(g)	Floating Rate Notes. The interest rates shown reflect the rates in effect at July 31, 2010.
ACA — American Capital Access
AGL — Assured Guaranty Ltd.
AGM — Assured Guaranty Municipal Corp.
AMBAC — AMBAC Indemnity Corp.
AMT — Alternative Minimum Tax
BHAC — Berkshire Hathaway Assurance Corp.
GNMA — Government National Mortgage Association
NATL — National Public Finance Guarantee Corp.
Radian — Radian Asset Assurance
Syncora Gtd — Syncora Guaranteed Limited
Security Valuations Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principals (GAAP) defines fair value as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	Prices are based on quoted prices in active markets for identical investments.
Level 2	—	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Invesco Van Kampen Pennsylvania Value Municipal Income Trust
Schedule of Investments — July 31, 2010 (Unaudited) continued

Level 3	—	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2010 in valuing the Trust’s investments carried at value.

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Municipal Securities	$-0-	$551,019,293	$-0-	$551,019,293

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$16,995,952
Aggregate unrealized (depreciation) of investment securities	(6,587,623)

Net unrealized appreciation of investment securities	$10,408,329

Cost of investments for tax purposes is $483,507,478.

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Pennsylvania Value Municipal Income Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer
Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.